Commitments and Contingencies - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 29, 2015 USD ($) Buildings	Dec. 30, 2014 USD ($) Buildings	Dec. 31, 2013 USD ($) Buildings	Dec. 25, 2012 USD ($)
Other Commitments [Line Items]
Commitments related to new restaurants	$ 7.1	$ 1.8
Commitments description	In connection with the build out of the restaurants, the Company may be obligated for a portion of the start-up and/or construction costs.	In connection with the build out of the restaurants, the Company may be obligated for a portion of the start-up and/or construction costs.
Total rent expense		$ 9.4	$ 6.7	$ 5.0
Contingent rentals		$ 0.7	$ 0.3	$ 0.2
Buildings under deemed landlord financing [Member]
Other Commitments [Line Items]
Number of buildings Company is accounting owner | Buildings	7	7	7
Minimum [Member]
Other Commitments [Line Items]
Operating leases, remaining terms		1 year
Operating leases, renewal terms		5 years
Maximum [Member]
Other Commitments [Line Items]
Operating leases, remaining terms		15 years
Operating leases, renewal terms		20 years